Related Parties Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties Transactions and Balances [Abstract]
Schedule of Compensation to Related Parties

Compensation to related parties

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Compensation to directors employed by the Company	1,227	909	797
Compensation to other key management personnel	485	723	362
Compensation to directors who are not employed by the Company	950	273	179

Schedule of Compensation to Key Management Personnel for Work Services

The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Payroll, management fees, and other short-term benefits	1,363	1,177	921
Share-based payments	814	455	238
	2,177	1,632	1,159

Schedule of Balances with Related Parties	Balances with related parties
	December 31
	2025	2024
	U.S. dollar in thousands
Employees payable	537	508
Accounts payable	163	146
	700	654